Operating Assets and Liabilities - Depreciation, amortization, and impairments are included in the income statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Research and development expenses	kr 93	kr 69	kr 37
General and administrative expenses	17	10	3
Total	110	79	40
Intangible assets other than goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Research and development expenses	84	131	99
Total	kr 84	kr 131	kr 99